Note 4 - Vessels, Net and Advances for Vessels Under Construction (Tables)	6 Months Ended
Jun. 30, 2017
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Vessel Cost and advances for vessel under construction	Accumulated Depreciation	Net Book Value
Balance, December 31, 2016	130,185	(4,015)	126,170
— Acquisitions	34,508	(420)	34,088
— Advances for vessels under construction	119	-	119
— Depreciation charge for the period	-	(2,370)	(2,370)
Balance, June 30, 2017	164,812	(6,805)	158,007